Trade and Other Receivables	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
Trade and Other Receivables

	2018 £’000	2017 £’000
Trade receivables	£26,005	£30,236
Prepayments	4,259	2,095
Accrued income	17,147	5,367
Research and development tax credit	2,088	2,933
Grant receivable	816	—
Other receivables	2,037	863
Total trade and other receivables	£52,352	£41,494

Trade receivables are non-interest-bearing and are generally on 30 to 90 day terms depending on the geographical territory in which sales are generated. The carrying value of trade and other receivables also represents their fair value.

	2018 £’000	2017 £’000
Trade receivables - gross	£26,431	£30,401
Provision for impairment	(426)	(165)
Trade receivables - net	£26,005	£30,236